Discontinued operations	6 Months Ended
Jun. 30, 2023
Discontinued operations
Discontinued operations

22Discontinued operations

On 30 May 2022, the Group announced the first portfolio optimization plan, which puts more focus on profitability and cost efficiencies across the business. Adopting this plan resulted in a 32% headcount reduction as well as partial discontinuation of selected operations across the group, none of which qualified as a major business discontinuation.

On 18 November 2022, the Group announced the second stage of the plan, which further streamlines strategy by weighing for each subsidiary different alternatives such as downsizing operations, completely discontinuing operations, and seeking potential buyers. Adopting this plan resulted in an increased focus on developing the Group’s largest markets and the discontinuation of operations or sales of the Group’s smaller markets.

22Discontinued operations (continued)

According to the guidance provided by IFRS 5 “Non-current Assets Held for Sale and Discontinued Operations”, the assets and liabilities associated with those subsidiaries whose operations were discontinued have been presented as held for sale in the consolidated financial statements. The results, major classes of assets and liabilities, and net cash flows of these subsidiaries are presented below.

		Swvl					Swvl MY For
		Pakistan	Shotl		Swvl	Smart Way	Information		Swvl
	Volt Lines	(Private)	Transportation,	Swvl NBO	Technologies	Transportation	Technology		Germany	Urbvan
	B.V.	Ltd.	S.L.	Limited	Ltd.	LLC	SDN BHD	Viapool Inc.	GmbH	Mobility Ltd.	Total
Results for the six-month period ended 30 June 2023
Revenue	—	—	—	—	—	—	—	—	—	8,979,980	8,979,980
Expenses	—	—	—	(10,843)	(68,126)	—	—	—	—	(10,446,805)	(10,525,774)
Operating loss	—	—	—	(10,843)	(68,126)	—	—	—	—	(1,466,825)	(1,545,794)
Finance income/(costs)	—	—	—	—	166	—	—	—	—	—	166
Other income	—	—	—	3,032	—	—	—	—	—	30,779	33,811
Loss from discontinued operations	—	—	—	(7,811)	(67,960)	—	—	—	—	(1,436,046)	(1,511,817)
Assets
Intangible assets	—	—	—	—	—	—	—	—	—	10,534,278	10,534,278
Trade and other receivables	—	—	—	—	—	—	—	—	—	2,557,797	2,557,797
Cash and cash equivalents	—	—	—	7,299	9,638	84,834	2,063	—	—	437,922	541,756
Assets classified as held for sale	—	—	—	7,299	9,638	84,834	2,063	—	—	13,529,996	13,633,830
Liabilities
Interest-bearing loans	—	—	—	—	—	—	—	—	1,275,768	—	1,275,768
Provision for employees' end of service benefits	—	—	—	—	—	—	—	—	—	305,462	305,462
Lease liability	—	—	—	—	—	—	—	—	—	111,355	111,355
Accounts payable, accruals and other payables	—	—	—	44,985	378,040	460,567	12,154	1,870,187	1,094,531	3,613,179	7,473,643
Liabilities directly associated with assets classified as held for sale	—	—	—	44,985	378,040	460,567	12,154	1,870,187	2,370,299	4,029,996	9,166,228
Net assets directly associated with assets classified as held for sale	—	—	—	(37,686)	(368,402)	(375,733)	(10,091)	(1,870,187)	(2,370,299)	9,500,000	4,467,602

Amounts included in accumulated OCI	(103,808)	(1,591,067)	51,126	(96,895)	187,121	—	5,912	420,034	635,103	—	(492,474)
	—	—	—	—	—	—	—	—	—	(209,468)	(209,468)
Exchange differences on translation of foreign operations	—	(425,973)	11,857	(83,762)	99,929	13,268	600	224,785	(35,773)	2,554,409	2,359,340
Disposal of subsidiary	103,808	2,017,040	(62,983)	—	—	—	—	—	—	—	2,057,865
Reserve of disposal group classified as held for sale	—	—	—	(180,657)	287,050	13,268	6,512	644,819	599,330	2,344,941	3,715,263
Operating	(1,097,419)	(960,975)	(53,629)	(6,504)	10,108	(28)	(722)	(224,785)	35,773	4,029,996	1,731,815
Investing	2,715,674	—	—	—	—	—	—	—	—	(10,436,926)	(7,721,252)
Financing	—	—	—	—	—	—	—	—	—	—	—
Net cash inflow	1,618,255	(960,975)	(53,629)	(6,504)	10,108	(28)	(722)	(224,785)	35,773	(6,406,929)	(5,989,437)
Earnings per share
Basic, loss for the year from discontinued operations											(0.23)
Diluted, loss for the year from discontinued operations											(0.18)

22Discontinued operations (continued)

		Swvl					Swvl MY For
		Pakistan	Shotl		Swvl	Smart Way	Information		Swvl
	Volt Lines	(Private)	Transportation,	Swvl NBO	Technologies	Transportation	Technology		Germany	Urbvan
	B.V.	Ltd.	S.L.	Limited	Ltd.	LLC	SDN BHD	Viapool Inc.	GmbH	Mobility Ltd.	Total
Results for the six-month period ended 30 June 2022
Revenue	743,030	9,716,638	551,132	—	2,091,455	1,651,022	1,683	4,381,631	202,921	—	19,339,512
Expenses	(655,538)	(14,692,773)	(7,766)	—	(2,963,483)	(1,604,089)	(1,530)	(4,932,666)	(46,848)	—	(24,904,693)
Operating loss	87,492	(4,976,135)	543,366	—	(872,028)	46,933	153	(551,035)	156,073	—	(5,565,181)

Finance income/(costs)	(36,037)	(4,847)	(11,774)	745	(23,899)	(1,083)	—	(15,099)	(157,023)	—	(249,017)
Other expenses	(470,247)	(3,126,094)	(1,341,489)	(218,598)	(3,207,020)	(1,326,709)	(17,905)	(2,518,149)	(752,041)	—	(12,978,252)
Other income	2,689,396	—	41,334	—	—	—	—	35	470,342	—	3,201,107
Deferred tax gains	—	—	—	—	—	—	—	(49,092)	—	—	(49,092)
Loss from discontinued operations	2,270,604	(8,107,076)	(768,563)	(217,853)	(4,102,947)	(1,280,859)	(17,752)	(3,133,340)	(282,649)	—	(15,640,435)

Operating	1,116,041	6,526,791	457,777	(168,839)	4,086,037	1,518,109	15,842	2,505,124	1,968,451	—	18,025,333
Investing	(2,375,624)	4,726	(339,561)	—	37,893	1,043	—	(5,141,238)	3,482,038	—	(4,330,723)
Financing	417,627	—	—	—	—	14,104	—	1,071,728	5,462,568	—	6,966,027
Net cash inflow	(841,956)	6,531,517	118,216	(168,839)	4,123,930.00	1,533,256.00	15,842.00	(1,564,386)	10,913,057	—	20,660,637
Earnings per share
Basic, loss for the year from discontinued operations											(0.13)
Diluted, loss for the year from discontinued operations											(0.13)

Volt Line BV

As per the second stage of the portfolio optimization plan, there are no intentions to further develop operations for Volt Line BV. As such, on 22 December 2022, it was proposed that a share sale and purchase agreement in respect of the entire issued share capital of Volt Lines BV is entered into where the entire issued share capital of the subsidiary is to be sold by the Group back to the original shareholders of the subsidiary. In January 2023, the Group finalized sale of Voltlines B.V for an amount of $5 million, which was used to settle the deferred purchase price owed to the original shareholders of the subsidiary.

Swvl Pakistan (Private) Ltd.

As per the second stage of the portfolio optimization plan, there are no intentions to further develop operations for Swvl Pakistan (Private) Ltd.. As such, management approached potential buyers with the intention to sell the subsidiary and, in January 2023, the sale of the subsidiary’s shares by the parent company was approved. In April 2023, the Group finalized sale of Swvl Pakistan (Private) Ltd. for an amount of $0.02 million.

Shotl Transportation, S.L.

As per the second stage of the portfolio optimization plan, there are no intentions to further develop operations for Shotl Transportation, S.L.. As such, on 22 November 2022, it was proposed that the subsidiary either be sold to potential buyers who expressed interest or, in the event the subsidiary cannot be sold, closed down. The sale back of the subsidiary’s shares by the parent company was approved on 22 February 2023. In February 2023, the Group finalized sale of Shotl Transportation, S.L. for an amount of $ 0.378 million, which was used to settle a portion of the deferred purchase price owed to the original shareholders of the subsidiary.

Urbvan Mobility Ltd

Following the second stage of the portfolio optimization plan, the Group focused on developing Urbvan Mobility Ltd. and its operations. No sale discussions took place between the second stage of the portfolio optimization plan and the 2022 consolidated financial statements’ reporting date with the subsidiary being a part of the Group’s main entities during the year ended 31 December 2022.

As a mean to refinance the Group, formal discussions with potential sellers for the subsidiary took place during the six-month period ended 30 June 2023. The sale was finalized subsequently in September 2023.